LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED JULY 26, 2019

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS

LISTED IN SCHEDULE A

I.

Effective August 30, 2019 the following changes are made to the Summary Prospectus, Prospectus, and Statement of Additional Information of the funds marked with an asterisk in Schedule A (each a “Fund”, collectively the “Funds”).

a)	The section entitled “Management—Portfolio managers” in each Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Thomas Picciochi, CAIA and Lisa Wang, CFA, CPA. Mr. Picciochi (Head of Multi-Asset Portfolio Management of QS Investors) has been a portfolio manager for the fund since 2014. Ms. Wang (Portfolio Manager of QS Investors) has been a portfolio manager for the fund since August 2019.

b)	The section entitled “More on fund management—Portfolio managers” in the Funds’ Prospectus is deleted in its entirety and replaced with the following:

QS Investors utilizes a team based approach headed by Thomas Picciochi and Lisa Wang to manage assets of the funds.

Thomas Picciochi, CAIA, has served as a portfolio manager of each fund since 2014. Mr. Picciochi serves as Head of Multi-Asset Portfolio Management of QS Investors. He has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. He was formerly a senior portfolio manager for Deutsche Asset Management’s Quantitative Strategies group, and member of the Global Tactical Asset Allocation Investment Oversight Committee and portfolio manager for Absolute Return Strategies from 1999 to 2010. Prior to joining Deutsche Asset Management, he held various research and analyst positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management over a 13 year period. He received both his B.A. and M.B.A. from the University of Miami.

Lisa Wang, CFA, CPA, has served as a portfolio manager of each fund since August 2019. Ms. Wang serves as a Portfolio Manager of QS Investors. She was formerly an ETF market maker and portfolio trader at Deutsche Bank from 2011 to 2014. Prior to joining Deutsche Bank, she served as a research analyst at Gleacher Fund Advisors from 2006 to 2008. She received both her B.A. and B.S from SUNY Binghamton and her M.B.A. from the University of Chicago.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

c)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in the Funds’ Statement of Additional Information, references to Ellen Tesler and Adam Petryk are each deleted in their entirety and replaced with the following:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Lisa Wang*	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None

*	The information is as of June 30, 2019 and does not reflect additional accounts (including the Funds) for which Ms. Wang will join the portfolio management team on August 30, 2019.

d)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Managers Securities Ownership” in the Funds’ Statement of Additional Information, references to Ellen Tesler and Adam Petryk are each deleted in their entirety and replaced with the following:

Lisa Wang None

II.	Effective August 30, 2019 the following changes are made to the Summary Prospectus, Prospectus, and Statement of Additional Information of QS Strategic Real Return Fund:

a)	The section entitled “Management—Portfolio managers: QS Investors” in the QS Strategic Real Return Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Thomas Picciochi, CAIA, (Head of Multi-Asset Portfolio Management Implementation of QS Investors) has been portfolio manager of the Commodity-Linked Securities Sleeve, REITs Sleeve, and Tactical Strategy Sleeve subadvised by QS Investors since 2014. Lisa Wang, CFA, CPA, (Portfolio Manager of QS Investors) has been a portfolio manager of these fund Sleeves since August 2019.

Stephen A. Lanzendorf, CFA, Portfolio Manager, Joseph S. Giroux, Portfolio Manager, and Christopher W. Floyd, Portfolio Manager have been portfolio managers of the Global Equity Securities Sleeve subadvised by QS Investors since 2011, 2014 and February 2019, respectively.

b)

In the section entitled “More on fund management—Portfolio managers” in the QS Strategic Real Return Fund’s Prospectus the first four paragraphs are deleted in the entirety and replaced with the following:

The following portfolio managers are employed by QS Investors to monitor and coordinate management of the fund and provide day-to-day management of the Commodity-Linked Securities Sleeve, the REITs Sleeve and the Tactical Strategy Sleeve:

Thomas Picciochi has served as a portfolio manager of the fund since 2014. Mr. Picciochi serves as a Head of Multi-Asset Portfolio Management Implementation of QS Investors and has 26 years of investment experience. He has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. He was formerly a senior portfolio manager for Deutsche Asset Management’s Quantitative Strategies group, and member of the Global Tactical Asset Allocation Investment Oversight Committee and portfolio manager for Absolute Return Strategies from 1999 to 2010. Prior to joining Deutsche Asset Management, he held various research and analyst positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management over a 13 year period. He received both his B.A. and M.B.A. from the University of Miami.

Lisa Wang, CFA, CPA, has served as a portfolio manager of the fund since August 2019. Ms. Wang serves as a Portfolio Manager of QS Investors. She was formerly an ETF market maker and portfolio trader at Deutsche Bank from 2011 to 2014. Prior to joining Deutsche

Bank, she served as a research analyst at Gleacher Fund Advisors from 2006 to 2008. She received both her B.A. and B.S. from SUNY Binghamton and her M.B.A. from the University of Chicago.

c)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers- Strategic Real Return Fund” in the QS Strategic Real Return Fund’s Statement of Additional Information, references to Ellen Tesler and Adam Petryk are each deleted in their entirety and replaced with the following:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Lisa Wang*	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None

*

The information is as of June 30, 2019 and does not reflect additional accounts (including the Strategic Real Return Fund) for which Ms. Wang will join the portfolio management team on August 30, 2019.

d)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Investment Professionals Securities Ownership-Strategic Real Return Fund” in the QS Strategic Real Return Fund’s Statement of Additional Information, references to Ellen Tesler and Adam Petryk are each deleted in their entirety and replaced with the following:

Lisa Wang     None

Please retain this supplement for future reference.

Schedule A

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS EQUITY TRUST

QS Conservative Growth Fund*	June 1, 2019
QS Defensive Growth Fund*	June 1, 2019
QS Growth Fund*	June 1, 2019
QS Moderate Growth Fund*	June 1, 2019

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS Strategic Real Return Fund	February 1, 2019

QSIN543360

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